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                   The Lincoln National Life Insurance Company
                                350 Church Street
                        Hartford, Connecticut 06103-1106


VIA EDGAR
---------

August 3, 2000


U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, DC 20549

Re:      Lincoln Life & Annuity Flexible Premium Variable Life
                Account M ("Separate Account")
         Lincoln Life & Annuity Company of New York ("LLANY")
         Registration Nos.: 333-42507 and 811-08559

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LLANY in these matters.

LLANY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under Registration Number 333-42507, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on July 28, 2000.


                                       Sincerely yours,

                                    /s/Jeremy Sachs
                                    ---------------
                                       Jeremy Sachs
                                       Senior Counsel